REVENUES, OTHER LOSS, NET AND OTHER INCOME (EXPENSES), NET - Summary of Contract with Customer Liability Recognized (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
REVENUES, OTHER LOSS, NET AND OTHER INCOME (EXPENSES), NET
Revenue recognized from amounts included in contract liabilities at the beginning of the period	¥ 82,193	$ 11,753	¥ 234,643	¥ 233,143